Long-term debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt:
Long Term Debt	$ 3,090,944	$ 2,995,729
Current portion	(66,656)	(81,482)
Long-term debt Non Current	3,024,288	2,914,247
Revolving credit facilities [Member]
Long-term debt:
Long Term Debt	2,287,942	2,296,572
Term loan credit facilities [Member]
Long-term debt:
Long Term Debt	$ 803,002	$ 699,157